OTHER OPERATING INCOME/(EXPENSES)	12 Months Ended
Dec. 31, 2023
Other Operating Incomeexpenses
OTHER OPERATING INCOME/(EXPENSES)

36)	OTHER OPERATING INCOME/(EXPENSES)

	R$ thousands
	Year ended December 31
	2023	2022	2021
Tax expenses	(7,343,849)	(7,565,683)	(6,828,457)
Legal provision	(6,351,410)	(2,961,314)	(3,888,464)
Income from sales of non-current assets, investments, and property and equipment, net (1)	193,968	662,967	25,894
Card marketing expenses	(3,544,693)	(3,478,163)	(3,078,632)
Other	121,428	(4,122,991)	(4,834,098)
Total	(16,924,556)	(17,465,184)	(18,603,757)
(1)	In 2022, includes gains related to the demutualization of the CIP (Interbank Payments Chamber); and
(2)	In 2023, includes expenses with provisions for restructuring, according plan approved by Management in the amount of R$1,036,364 thousand.